DaVita Inc. stock-based compensation and shareholders' equity	12 Months Ended
Dec. 31, 2011
DaVita Inc. stock-based compensation and shareholders' equity

17. DaVita Inc. stock-based compensation and shareholders’ equity

    Stock-based compensation

Stock-based compensation recognized in a period represents the straight-line amortization during that period of the estimated grant-date fair value of stock-based awards over their vesting terms, adjusted for expected forfeitures. Shares issued upon exercise of stock awards are generally issued from shares held in treasury.

    Stock-based compensation plans

On June 6, 2011, the Company’s stockholders approved the DaVita Inc. 2011 Incentive Award Plan (the 2011 Plan), which constituted an amendment and restatement of the DaVita Inc. 2002 Equity Compensation Plan (the 2002 Plan, and jointly the Plan).

The 2011 Plan is the Company’s omnibus equity compensation plan and provides for grants of stock-based awards to employees, directors and other individuals providing services to the Company, except that incentive stock options may only be awarded to employees. The 2011 Plan authorizes the Company to provide equity-based compensation in the form of stock options, stock appreciation rights, restricted stock units, restricted stock, and certain other performance-based awards, and is designed to enable the Company to grant equity and cash awards that qualify as performance-based compensation under Section 162(m) of the Internal Revenue Code. The 2011 Plan does not increase the number of shares authorized under the 2002 Plan, continues to mandate a maximum award term of five years, and continues to stipulate that stock appreciation rights and stock options be granted with prices not less than the fair market value on the date of grant. The 2011 Plan also continues to require that full share awards such as restricted stock units reduce shares available under the Plan at a rate of 3.0:1. The Company’s nonqualified stock appreciation rights and stock units awarded under the Plan generally vest over 48 to 60 months from the date of grant. At December 31, 2011, there were 10,205,564 stock-settled stock appreciation rights, 10,000 cash-settled stock appreciation rights, 513,108 stock units outstanding under the Plan, and 8,405,431 shares available for future grants under the Plan.

On June 7, 2010, the Company’s stockholders had previously approved an amendment and restatement of the 2002 Plan to increase the number of shares reserved to the Plan by 10,000,000 shares.

In connection with this 2010 amendment, the Board of Directors has committed to the Company’s stockholders that over the three-year period commencing on April 1, 2010 it will not grant a number of shares subject to stock awards under the Plan, including stock options, stock appreciation rights, restricted stock units or other stock awards, at an average annual rate greater than 4.02% of the number of shares of the Company’s common stock that management believes will be outstanding over such three-year period. This 4.02% rate is the average of the 2009 and 2010 three-year average median grant rate plus one standard deviation as published by RiskMetrics Group for the Russell 3000 companies in the GICS 3510 industry segment. Awards that are settled in cash, awards that are granted pursuant to stockholder approved exchange programs, awards sold under the Company’s employee stock purchase plan and awards assumed or substituted in business combination transactions will be excluded from the Company’s grant rate calculation. For purposes of calculating the number of shares granted, any “full-value” awards (i.e., restricted stock, restricted stock unit, performance share or any other award that does not have an exercise price per share at least equal to the per share fair market value of the Company’s common stock on the grant date) will count as equivalent to 3.0 shares. The Company will publicly report its compliance with this three-year average annual grant rate commitment, and the data necessary to independently confirm it, in a public filing shortly after March 31, 2013.

Predecessor plans. Various prior stock-based compensation plans were terminated upon original shareholder approval of the 2002 Plan in 2002 and the 1999 Non-Executive Officer and Non-Director Equity Compensation Plan expired in 2009, both except with respect to option awards then outstanding. Stock options granted under these terminated plans were generally issued with exercise prices equal to the market price of the stock on the date of grant, vested over four years from the date of grant, and bore maximum award terms of five to 10 years. There were no stock awards remaining outstanding under these terminated plans as of December 31, 2011.

A combined summary of the status of awards under the Company’s stock-based compensation plans, including base shares for stock-settled stock appreciation rights and shares subject to stock option and stock unit awards, is as follows:

	Year ended December 31, 2011
	Stock appreciation rights and stock options			Stock units
	Awards	Weighted average exercise price	Weighted average remaining contractual life	Awards	Weighted average remaining contractual life
Outstanding at beginning of year	11,013,487	$51.94		501,564
Granted	2,707,500	82.17		150,246
Exercised	(3,032,329)	51.46		(78,106)
Cancelled	(483,094)	59.59		(60,596)

Outstanding at end of period	10,205,564	$59.74	2.6	513,108	1.5

Awards exercisable at end of period	4,348,803	$50.62	1.7	3,446	0.6

Weighted-average fair value of awards granted during 2011	$21.93			$85.28

Weighted-average fair value of awards granted during 2010	$15.87			$62.85

Weighted-average fair value of awards granted during 2009	$12.08			$54.31

Range of exercise prices	Awards outstanding	Weighted average exercise price	Awards exercisable	Weighted average exercise price
$ 0.00–$ 0.01	513,108	$—	3,446	$—
$40.01–$50.00	3,856,250	45.69	2,254,496	45.54
$50.01–$60.00	1,868,878	52.43	1,453,292	52.47
$60.01–$70.00	1,993,936	64.40	621,015	64.04
$70.01–$80.00	397,500	74.20	20,000	72.52
$80.01–$90.00	2,089,000	85.01	—	—

Total	10,718,672	$56.88	4,352,249	$50.58

The Company also granted 10,000 cash-settled stock appreciation rights in 2011 at a base price of $79.57. These liability-classified awards remain outstanding but unvested at December 31, 2011, have no intrinsic value at that date, and have contributed $0 to total stock-based compensation for 2011.

For the years ended December 31, 2011, 2010, and 2009, the aggregate intrinsic value of stock awards exercised was $98,235, $67,935 and $46,896, respectively. At December 31, 2011, the aggregate intrinsic value of stock awards outstanding was $222,347 and the aggregate intrinsic value of stock awards exercisable was $109,791.

    Estimated fair value of stock-based compensation awards

The Company has estimated the grant-date fair value of stock-settled stock appreciation rights awards and stock options using the Black-Scholes-Merton valuation model and stock unit awards at intrinsic value on the date of grant. The following assumptions were used in estimating these values and determining the total stock-based compensation attributable to the current period:

Expected term of the awards: The expected term of awards granted represents the period of time that they are expected to remain outstanding from the date of grant. The Company determines the expected term of its stock awards based on its historical experience with similar awards, considering the Company’s historical exercise and post-vesting termination patterns, and the terms expected by peer companies in near industries.

Expected volatility: Expected volatility represents the volatility anticipated over the expected term of the award. The Company determines the expected volatility for its awards based on the volatility of the price of its common stock over the most recent retrospective period commensurate with the expected term of the award, considering the volatility expectations implied by the market price of its exchange-traded options and the volatilities expected by peer companies in near industries.

Expected dividend yield: The Company has not paid dividends on its common stock and does not currently expect to pay dividends during the term of stock awards granted.

Risk-free interest rate: The Company bases the expected risk-free interest rate on the implied yield currently available on stripped interest coupons of U.S. Treasury issues with a remaining term equivalent to the expected term of the award.

A summary of the weighted average valuation inputs described above used for estimating the grant-date fair value of stock options and stock-settled stock appreciation rights granted in the periods indicated is as follows:

	Year ended December 31,
	2011	2010	2009
Expected term	4.2 years	3.5 years	3.5 years
Expected volatility	30%	30%	32%
Expected dividend yield	0.0%	0.0%	0.0%
Risk-free interest rate	1.6%	1.7%	1.8%

The Company estimates expected forfeitures based upon historical experience with separate groups of employees that have exhibited similar forfeiture behavior in the past. Stock-based compensation expense is recorded only for awards that are expected to vest.

Employee stock purchase plan

The Employee Stock Purchase Plan entitles qualifying employees to purchase up to $25 of the Company’s common stock during each calendar year. The amounts used to purchase stock are accumulated through payroll withholdings or through optional lump sum payments made in advance of the first day of the purchase right period. This compensatory plan allows employees to purchase stock for the lesser of 100% of the fair market value on the first day of the purchase right period or 85% of the fair market value on the last day of the purchase right period. Purchase right periods begin on January 1 and July 1, and end on December 31. Payroll withholdings and lump-sum payments related to the plan, included in accrued compensation and benefits and used to purchase the Company’s common stock for 2011, 2010 and 2009 participation periods, were $5,889, $4,933, and $4,280, respectively. Shares purchased pursuant to the plan’s 2011, 2010 and 2009 participation periods were 91,353, 83,865, and 86,213, respectively. At December 31, 2011, there were 787,497 shares remaining available for future grants under this plan.

The fair value of employees’ purchase rights was estimated as of the beginning dates of the purchase right periods using the Black-Scholes-Merton valuation model with the following weighted average assumptions for purchase right periods in 2011, 2010 and 2009, respectively: expected volatility of 22%, 22% and 34%; risk-free interest rate of 0.5%, 0.3% and 0.2%, and no dividends. Using these assumptions, the weighted average estimated fair value of these purchase rights was $17.20, $13.80 and $13.90 for 2011, 2010 and 2009, respectively.

Stock-based compensation expense and proceeds

For the years ended December 31, 2011, 2010 and 2009, the Company recognized $48,718, $45,551 and $44,422, respectively, in stock-based compensation expense for stock settled-stock appreciation rights, stock options, stock units and discounted employee stock plan purchases, which is primarily included in general and administrative expenses. The estimated tax benefits recorded for this stock-based compensation in 2011, 2010 and 2009 were $18,424, $17,273 and $16,810, respectively. As of December 31, 2011, there was $91,305 of total estimated unrecognized compensation cost related to nonvested stock-settled compensation arrangements under the Company’s equity compensation and stock purchase plans. The Company expects to recognize this cost over a weighted average remaining period of 1.4 years.

During the years ended December 31, 2011, 2010 and 2009, the Company received $5,443, $48,686 and $63,653 in cash proceeds from stock option exercises and $38,199, $26,706 and $18,241 in total actual tax benefits upon the exercise of stock awards, respectively.

Stock repurchases

During 2011 and 2010, the Company repurchased a total of 3,794,686 and 8,918,760 shares of its common stock for $323,348 and $618,496, or an average price of $85.21 and $69.35 per share, respectively, pursuant to previously announced authorizations by the Board of Directors. On November 3, 2010, the Company’s Board of Directors authorized an additional $800,000 of share repurchases of its common stock. As a result of these transactions, the total outstanding authorization for share repurchases as of December 31, 2011 was approximately $358,200. The Company has not repurchased any additional shares of its common stock from January 1, 2012 through February 24, 2012. This stock repurchase program has no expiration date.

Shareholder rights plan

The Company’s Board of Directors approved a shareholder rights plan on November 14, 2002. This plan provided a mechanism whereby the Board of Directors could take certain actions to dilute the ownership stake of a person or group which acquired, or announced a tender offer for, 15% or more of DaVita Inc.’s outstanding common stock.

On March 10, 2011, the Company and The Bank of New York Mellon Trust Company, N.A., as rights agent, entered into an amendment to this plan. This amendment accelerated the expiration of the rights issued under the plan from the close of business on November 14, 2012 to the close of business on March 10, 2011. Accordingly, as of the close of business on March 10, 2011, the rights issued under this plan expired and are no longer outstanding.

Charter documents & Delaware law

The Company’s charter documents include provisions that may deter hostile takeovers, delay or prevent changes of control or changes in management, or limit the ability of stockholders to approve transactions that they may otherwise determine to be in their best interests. These include provisions prohibiting stockholders from acting by written consent, requiring 90 days advance notice of stockholder proposals or nominations to the Board of Directors and granting the Board of Directors the authority to issue up to five million shares of preferred stock and to determine the rights and preferences of the preferred stock without the need for further stockholder approval.

The Company is also subject to Section 203 of the Delaware General Corporation Law that, subject to exceptions, would prohibit the Company from engaging in any business combinations with any interested stockholder, as defined in that section, for a period of three years following the date on which that stockholder became an interested stockholder. These restrictions may discourage, delay or prevent a change in the control of the Company.

Changes in DaVita Inc.’s ownership interest in consolidated subsidiaries

The effects of changes in DaVita Inc.’s ownership interest on the Company’s equity are as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Net income attributable to DaVita Inc.	$478,001	$405,683	$422,684

Decrease in paid-in capital for sales of noncontrolling interest in several joint ventures	(1,299)	(298)	(529)
Decrease in paid-in capital for the purchase of a noncontrolling interest in several joint ventures	(9,486)	(5,537)	(3,721)

Net transfer to noncontrolling interests	(10,785)	(5,835)	(4,250)

Change from net income attributable to DaVita Inc. and transfers to noncontrolling interests	$467,216	$399,848	$418,434

In addition in 2011, 2010 and 2009, the Company also acquired additional ownership interests in several existing majority-owned joint ventures for $13,689, $14,214 and $6,859, respectively.